                                ING EQUITY TRUST
                              ING REAL ESTATE FUND

                         Supplement dated April 1, 2004
  to the Domestic Equity Growth Funds, Domestic Equity Value Funds and Domestic
                             Equity and Income Funds
   Classes A, B, C and M Prospectus, Class Q Prospectus and Class I Prospectus
                            Dated September 30, 2003.


Effective immediately with respect to the Classes A, B, C and M Prospectus, Class Q Prospectus and Class I Prospectus for Domestic Equity Growth, Domestic Equity Value and Domestic Equity and Income Funds pages 32, 26 and 20, respectively:

1. The following language is inserted after the fifth paragraph of the section entitled "Investment Strategy":

            The Fund may invest in initial public offerings.

2. The following language is inserted after the seventh paragraph of the section entitled "Risks":

            INITIAL PUBLIC OFFERINGS - a significant portion of the Fund's return may be attributable to its investment in initial public offerings. When the Fund's asset base is small, the impact of such investments on the Fund's return will be magnified. As the Fund's assets grow, it is likely that the effect of the Fund's investment in initial public offerings on the Fund's total return will decline.

With respect to the Classes A, B, C and M Prospectus, Class Q Prospectus and Class I Prospectus for Domestic Equity Growth, Domestic Equity Value and Domestic Equity and Income Funds pages 53, 42 and 36, respectively:

1. The following language is inserted after the paragraph entitled "Portfolio Turnover":

            INITIAL PUBLIC OFFERINGS (IPOS) (ING REAL ESTATE FUND). IPOs and offerings by companies that have recently gone public have the potential to produce substantial gains for the Fund. However, there is no assurance that the Fund will have access to profitable IPOs. Stocks of some newly-public companies may decline shortly after the initial public offerings.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                ING EQUITY TRUST
                              ING REAL ESTATE FUND

                         Supplement dated April 1, 2004
   to the ING Equity Trust, ING Investment Funds, Inc. and ING Mayflower Trust
                    Statement of Additional Information (SAI)
                             Dated February 1, 2004


      Effective immediately, the ING Real Estate Fund may invest in Initial Public Offerings. To reflect this change, the row entitled "IPOs" on page 54 of the SAI is amended as below:

                               EQUITY
                                AND     FINANCIAL      GROWTH        GROWTH   LARGECAP   LARGECAP   MAGNA      MIDCAP       MIDCAP
                 CONVERTIBLE    BOND    SERVICES    OPPORTUNITIES   + VALUE    GROWTH     VALUE      CAP    OPPORTUNITIES   VALUE
ASSET CLASS(1)      FUND        FUND      FUND          FUND          FUND      FUND       FUND      FUND       FUND         FUND
--------------      ----        ----      ----          ----          ----      ----       ----      ----       ----         ----
    IPOs             X                                    X                                 X         X          X             X

                                                                             TAX
                               DISCIPLINED     SMALLCAP                   EFFICIENT
                 REAL ESTATE    LARGECAP     OPPORTUNITIES    SMALLCAP     EQUITY
ASSET CLASS(1)       FUND         FUND           FUND        VALUE FUND     FUND
--------------       ----         ----           ----        ----------     ----
    IPOs              X                            X             X            X


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE